Financial Risk Management_Credit Quality Of Loans Graded According To Internal Credit Ratings(Details)	12 Months Ended
Dec. 31, 2018
Grade 1 | Bottom Of Range Member [Member]
Probability Of Default Line Items [Line Items]
Range of Probability of Default (%)	0.00%
Grade 1 | Top Of Range Member [Member]
Probability Of Default Line Items [Line Items]
Range of Probability of Default (%)	1.00%
Grade 2 | Bottom Of Range Member [Member]
Probability Of Default Line Items [Line Items]
Range of Probability of Default (%)	1.00%
Grade 2 | Top Of Range Member [Member]
Probability Of Default Line Items [Line Items]
Range of Probability of Default (%)	5.00%
Grade 3 | Bottom Of Range Member [Member]
Probability Of Default Line Items [Line Items]
Range of Probability of Default (%)	5.00%
Grade 3 | Top Of Range Member [Member]
Probability Of Default Line Items [Line Items]
Range of Probability of Default (%)	15.00%
Grade 4 | Bottom Of Range Member [Member]
Probability Of Default Line Items [Line Items]
Range of Probability of Default (%)	15.00%
Grade 4 | Top Of Range Member [Member]
Probability Of Default Line Items [Line Items]
Range of Probability of Default (%)	30.00%
Grade 5 | Bottom Of Range Member [Member]
Probability Of Default Line Items [Line Items]
Range of Probability of Default (%)	30.00%
Retail | Grade 1
Credit Quality Of Loans Line Item [Line Items]
Credit Quality Of Loans	1 ~ 5 grade
Retail | Grade 2
Credit Quality Of Loans Line Item [Line Items]
Credit Quality Of Loans	6 ~ 8 grade
Retail | Grade 3
Credit Quality Of Loans Line Item [Line Items]
Credit Quality Of Loans	9 ~ 10 grade
Retail | Grade 4
Credit Quality Of Loans Line Item [Line Items]
Credit Quality Of Loans	11 grade
Retail | Grade 5
Credit Quality Of Loans Line Item [Line Items]
Credit Quality Of Loans	12 grade or under
Corporate | Grade 1
Credit Quality Of Loans Line Item [Line Items]
Credit Quality Of Loans	AAA ~ BBB+
Corporate | Grade 2
Credit Quality Of Loans Line Item [Line Items]
Credit Quality Of Loans	BBB ~ BB
Corporate | Grade 3
Credit Quality Of Loans Line Item [Line Items]
Credit Quality Of Loans	BB- ~ B
Corporate | Grade 4
Credit Quality Of Loans Line Item [Line Items]
Credit Quality Of Loans	B- ~ CCC
Corporate | Grade 5
Credit Quality Of Loans Line Item [Line Items]
Credit Quality Of Loans	CC or under